Treasury Stock - Purchases of Common Stock on Monthly Basis (Details) - $ / shares shares in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2015
Uncategorized [Abstract]
Total Number of Shares Purchased				500	5,150	5,200
Average Price Paid per Share	$ 48.13	$ 49.29	$ 48.59	$ 48.57	$ 47.01	$ 31.79
Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	5,650	5,350			5,650		5,150
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs	14,350	14,650			14,350		14,850